Loss Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares		Jun. 30, 2025 CNY (¥) ¥ / shares shares
Numerator:
Consolidated net loss		$ (14,386)	¥ (97,605)		¥ (27,402)
Less: net loss attributable to non-controlling interest		(3,257)	(22,102)		(5,402)
Net loss attributable to the Company’s shareholders		$ (11,129)	¥ (75,503)		¥ (22,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share (in Shares)	[1],[2]	502,968	502,968		19,010
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share (in Shares)	[1],[2]	502,968	502,968		19,010
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[2]	$ (22.13)	¥ (150.11)	[1]	¥ (1,157.27)	[1]
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[2]	$ (22.13)	¥ (150.11)		¥ (1,157.27)	[1]

[1]

On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis.

On April 1, 2026, the Company effected a 1-for-10 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “April 2026 Share Consolidation”), pursuant to which every ten Class A ordinary shares with a par value of US$0.00001 each were consolidated into one Class A ordinary share with a par value of US$0.0001, and every ten Class B ordinary shares with a par value of US$0.00001 each were consolidated into one Class B ordinary share with a par value of US$0.0001, without any action on the part of the shareholders. Immediately following the April 2026 Share Consolidation, the Company’s authorized share capital consisted of 500,000,000 ordinary shares with a par value of US$0.0001 each, comprising (i) 399,941,181.2 Class A ordinary shares and (ii) 100,058,818.8 Class B ordinary shares.

On September 9, 2026, subsequent to June 30, 2026 but before the issuance of these unaudited condensed consolidated financial statements, the Company effected a further 1-for-20 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “September 2026 Share Consolidation”), pursuant to which every twenty Class A ordinary shares with a par value of US$0.0001 each were consolidated into one Class A ordinary share with a par value of US$0.002, and every twenty Class B ordinary shares with a par value of US$0.0001 each were consolidated into one Class B ordinary share with a par value of US$0.002. Immediately following the September 2026 Share Consolidation, the Company’s authorized share capital was US$50,000 divided into (i) 19,997,059.06 Class A ordinary shares with a par value of US$0.002 each and (ii) 5,002,940.94 Class B ordinary shares with a par value of US$0.002 each.

During the six months ended June 30, 2026, the Company issued an aggregate of 25,245,498 ordinary shares on a basis giving effect to the April 2026 Share Consolidation but before giving effect to the September 2026 Share Consolidation. Such shares were equivalent to approximately 1,262,275 ordinary shares after giving effect to the September 2026 Share Consolidation.

Share information presented in the accompanying unaudited condensed consolidated balance sheets reflects the April 2026 Share Consolidation but has not been retrospectively adjusted to reflect the September 2026 Share Consolidation. Earnings (loss) per share and the weighted-average number of ordinary shares used in calculating basic and diluted earnings (loss) per share have been retrospectively adjusted for all periods presented to reflect both the April 2026 Share Consolidation and the September 2026 Share Consolidation.

[2]	During 2026, the Company completed two share consolidations (reverse splits) of its ordinary shares: (1) a 1-for-10 share consolidation of both Class A and Class B ordinary shares effective April 1, 2026; and (2) a 1-for-20 share consolidation of both Class A and Class B ordinary shares effective September 9, 2026. In accordance with ASC 260, earnings (loss) per share and the weighted-average number of ordinary shares used in calculating basic and diluted earnings (loss) per share have been retrospectively restated for all periods presented to reflect the effect of both share consolidations. Share information presented in the unaudited condensed consolidated balance sheets reflects the April 2026 share consolidation but has not been retrospectively adjusted to reflect the September 2026 share consolidation.